Fair Value	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value	FAIR VALUE
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance on fair value measurements also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:
•Level 1—Unadjusted quoted prices for identical instruments in active markets.
•Level 2—Observable inputs other than Level 1 prices for substantially the full term of the instruments, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; other inputs that are observable; or market-corroborated inputs.
•Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.
A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The tables in this note except for Estimated Fair Value of Financial Instruments include the portion of the assets and liabilities held for sale.
The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, funding cost, liquidity risk and model risk.
The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.
Trading Account Assets and Liabilities—Trading Account Securities
When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, and marketable equity securities.
When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign government and official institution bonds, corporate bonds, residential mortgage-backed securities and equity securities.
As for quoted prices provided by third-party vendors, independent price verification is performed by the MUFG group to determine the quality and reliability of the data for fair value measurement purposes. As part of its independent price verification procedures, the MUFG group obtains a sufficient understanding of the vendors’ pricing sources and valuation processes. Further, the MUFG group performs internal price verification procedures to ensure that the quoted prices provided from the third-party vendors are reasonable. Such verification procedures include comparison of pricing sources and analysis of variances beyond certain thresholds.
When quoted prices are not available, the MUFG Group estimates fair values by using an internal model, quoted prices of securities with similar characteristics or non-binding prices obtained from independent third parties. Such securities include certain commercial paper, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial paper, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on the yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rate applicable to the maturity of the bonds. Corporate bonds are classified in either Level 1, Level 2 or Level 3 of the fair value hierarchy, depending primarily on the significance of the adjustments to the unobservable input of credit worthiness. For residential mortgage-backed securities, the MUFG Group estimates fair value using non-binding prices obtained from independent third parties. Residential mortgage-backed securities are classified as level 2 unless otherwise significant unobservable input is used for the valuation.
When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighing the estimated fair value amounts from the internal model and the non-binding quotes from the independent broker-dealers. The weight of the quotes from independent broker-dealers is determined based on the result of inquiries with the broker-dealers to understand their basis of fair value calculation with consideration given to transaction volume. Key inputs to the internal model include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), prepayment rates and discount rates reflecting liquidity premiums based on historical market data.
Trading Account Assets and Liabilities—Derivatives
Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable in an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.
Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility and correlation of such inputs are unobservable.
Investment Securities
Investment securities include Available-for-sale debt and equity securities, whose fair values are measured using the same valuation techniques as the trading account securities described above. Investment securities also include investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.
Other Assets
Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques previously described in the section entitled “Trading Accounts Assets and Liabilities—Trading Account Securities” above.
Obligations to Return Securities Received as Collateral
Obligations to return securities received as collateral under securities lending transactions included in Other liabilities are measured at the fair values of the securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above.
Other Short-term Borrowings and Long-term Debt
Certain short-term borrowings and long-term debt are measured at fair value due to the election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation techniques are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.
Market Valuation Adjustments
Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter derivatives to factor in counterparty credit exposure. As not all counterparties have the same credit risk, it is necessary in calculating credit risk adjustments, to take into account probability of a default event occurring for each counterparty, which is primarily derived from observed or estimated spreads on credit default swaps. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and the legal right of offset with the counterparty.
Funding valuation adjustment (“FVA”) represents the adjustment to reflect the impact of uncollateralized funding. The FVA is calculated using the MUFG’s market funding spread and the funding exposure of any uncollateralized component of the over-the-counter derivative instrument. The MUFG Group’s FVA framework incorporates key inputs, such as the expected future funding requirements arising from the MUFG Group’s positions with each counterparty and collateral arrangements, and the estimated market funding cost in the principal market, which considers the MUFG Group’s credit risk.
Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent observable prices of such instruments are not available or such instruments are traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.
Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the uncertainty inherent in the resulting valuation estimate.
Investments in Certain Entities That Calculate Net Asset Value per Share
The MUFG Group has interests in investment funds mainly private equity funds, and real estate funds that are measured at fair value on a recurring or nonrecurring basis.
Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund, the timing of which is uncertain.
Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated, the timing of which is uncertain.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2023 and 2024:

At March 31, 2023	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,098,208	¥12,746,415	¥1,182,319	¥33,026,942
Debt securities
Japanese national government and Japanese government agency bonds	6,092,523	329,502	—	6,422,025
Japanese prefectural and municipal bonds	—	279,168	—	279,168
Foreign government and official institution bonds	11,760,274	493,691	1,168	12,255,133
Corporate bonds	3,965	2,252,424	—	2,256,389
Residential mortgage-backed securities	—	4,978,709	—	4,978,709
Commercial mortgage-backed securities	—	4,627	—	4,627
Asset-backed securities	—	1,210,381	668,911	1,879,292
Other debt securities	—	—	334,124	334,124
Commercial paper	—	1,931,569	—	1,931,569
Equity securities(2)	1,241,446	1,266,344	178,116	2,685,906
Trading derivative assets	84,406	12,674,978	142,343	12,901,727
Interest rate contracts	40,013	7,311,689	93,833	7,445,535
Foreign exchange contracts	3,909	5,258,511	13,714	5,276,134
Equity contracts	40,484	28,617	20,659	89,760
Commodity contracts	—	17	9,908	9,925
Credit derivatives	—	76,144	3,801	79,945
Other(8)	—	—	428	428
Trading loans(3)	—	13,820	—	13,820
Investment securities:
Available-for-sale debt securities	25,236,359	10,250,511	253,932	35,740,802
Japanese national government and Japanese government agency bonds	23,292,055	2,754,548	—	26,046,603
Japanese prefectural and municipal bonds	—	2,759,941	—	2,759,941
Foreign government and official institution bonds	1,944,304	978,438	—	2,922,742
Corporate bonds	—	1,056,191	1,970	1,058,161
Residential mortgage-backed securities	—	1,110,239	15	1,110,254
Asset-backed securities	—	1,247,377	182,938	1,430,315
Other debt securities	—	343,777	69,009	412,786
Equity securities	4,362,017	101,576	74,761	4,538,354
Marketable equity securities	4,362,017	101,576	—	4,463,593
Nonmarketable equity securities(4)	—	—	74,761	74,761
Other(5)	1,535,446	848,596	92,251	2,476,293
Total	¥50,316,436	¥36,635,896	¥1,745,606	¥88,697,938

At March 31, 2023	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥232,287	¥2,620	¥—	¥234,907
Trading derivative liabilities	163,129	13,718,992	61,247	13,943,368
Interest rate contracts	85,641	8,566,043	45,204	8,696,888
Foreign exchange contracts	1,679	5,013,909	2,369	5,017,957
Equity contracts	75,809	48,953	3,731	128,493
Commodity contracts	—	—	9,817	9,817
Credit derivatives	—	90,087	62	90,149
Other(8)	—	—	64	64
Obligation to return securities received as collateral(6)	6,664,578	158,763	68,204	6,891,545
Other(7)	—	313,482	73,663	387,145
Total	¥7,059,994	¥14,193,857	¥203,114	¥21,456,965

At March 31, 2024	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥18,626,829	¥13,457,903	¥2,041,954	¥34,126,686
Debt securities
Japanese national government and Japanese government agency bonds	6,278,228	395,745	—	6,673,973
Japanese prefectural and municipal bonds	—	91,683	—	91,683
Foreign government and official institution bonds	10,170,757	662,651	101	10,833,509
Corporate bonds	8,937	2,723,957	—	2,732,894
Residential mortgage-backed securities	—	5,422,286	—	5,422,286
Asset-backed securities	—	1,374,191	1,352,755	2,726,946
Other debt securities	—	2,599	536,846	539,445
Commercial paper	—	1,609,441	—	1,609,441
Equity securities(2)	2,168,907	1,175,350	152,252	3,496,509
Trading derivative assets	90,325	15,081,739	151,242	15,323,306
Interest rate contracts	14,143	9,382,147	110,013	9,506,303
Foreign exchange contracts	10,473	5,604,544	12,647	5,627,664
Equity contracts	65,709	48,606	8,647	122,962
Commodity contracts	—	391	18,282	18,673
Credit derivatives	—	46,047	1,148	47,195
Other(8)	—	4	505	509
Trading loans(3)	—	31,542	—	31,542
Investment securities:
Available-for-sale debt securities	23,569,981	7,620,772	204,619	31,395,372
Japanese national government and Japanese government agency bonds	21,336,860	1,830,540	—	23,167,400
Japanese prefectural and municipal bonds	—	1,045,991	—	1,045,991
Foreign government and official institution bonds	2,233,121	1,046,162	—	3,279,283
Corporate bonds	—	1,016,574	5,017	1,021,591
Residential mortgage-backed securities	—	1,229,510	15	1,229,525
Asset-backed securities	—	1,114,195	132,951	1,247,146
Other debt securities	—	337,800	66,636	404,436
Equity securities	5,401,388	70,823	86,137	5,558,348
Marketable equity securities	5,401,388	70,823	—	5,472,211
Nonmarketable equity securities(4)	—	—	86,137	86,137
Other(5)	1,175,125	1,224,351	139,117	2,538,593
Total	¥48,863,648	¥37,487,130	¥2,623,069	¥88,973,847

At March 31, 2024	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥103,705	¥4,508	¥—	¥108,213
Trading derivative liabilities	117,567	16,269,035	92,336	16,478,938
Interest rate contracts	30,997	10,591,825	70,527	10,693,349
Foreign exchange contracts	954	5,542,872	2,449	5,546,275
Equity contracts	85,616	72,337	389	158,342
Commodity contracts	—	—	18,327	18,327
Credit derivatives	—	61,999	488	62,487
Other(8)	—	2	156	158
Obligation to return securities received as collateral(6)	6,955,747	195,622	71,399	7,222,768
Other(7)	—	193,599	66,452	260,051
Total	¥7,177,019	¥16,662,764	¥230,187	¥24,069,970

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity funds, whose fair values were ¥225,972 million and ¥264,458 million at March 31, 2023 and 2024, respectively. The amounts of unfunded commitments related to these private equity funds were ¥172,562 million and ¥134,429 million at March 31, 2023 and 2024, respectively.
(3)Includes loans measured under the fair value option.
(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds, whose fair values at March 31, 2023 were ¥29,308 million and ¥51,458 million, respectively, and those at March 31, 2024 were ¥37,207 million and ¥53,324 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2023 were ¥1,305 million and nil, respectively, and those at March 31, 2024 were ¥869 million and ¥250 million, respectively.
(5)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt, and bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.

Changes in Level 3 Recurring Fair Value Measurements
The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2023 and 2024. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2022	Total gains (losses) for the period											March 31, 2023	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2023
		Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥797,997	¥50,044	(2)	¥—	¥387,100	¥—	¥(21,409)	¥(30,468)	¥—		¥(945)		¥1,182,319	¥43,990	(2)
Debt securities
Foreign government and official institution bonds	1,711	16		—	5,718	—	(5,765)	(250)	—		(262)		1,168	(35)
Corporate bonds	683	—		—	—	—	—	—	—		(683)		—	—
Asset-backed securities	315,231	17,132		—	354,978	—	(15,636)	(2,794)	—		—		668,911	15,749
Other debt securities	313,166	21,297		—	8,128	—	—	(8,467)	—		—		334,124	20,646
Equity securities	167,206	11,599		—	18,276	—	(8)	(18,957)	—		—		178,116	7,630
Trading derivatives—net	71,089	(2,045)	(2)	1,138	612	(334)	—	(17,198)	55,211		(27,377)		81,096	45,862	(2)
Interest rate contracts—net	37,493	(27,947)		297	—	—	—	10,932	55,243	(5)	(27,389)	(5)	48,629	10,779
Foreign exchange contracts—net	7,463	8,210		86	—	—	—	(4,484)	(32)		102		11,345	7,877
Equity contracts—net	23,420	16,190		758	19	—	—	(23,369)	—		(90)		16,928	25,646
Commodity contracts—net	(45)	153		(3)	—	—	—	(14)	—		—		91	153
Credit derivatives—net	2,729	1,273		—	—	—	—	(263)	—		—		3,739	1,303
Other—net(8)	29	76		—	593	(334)	—	—	—		—		364	104
Investment securities:
Available-for-sale debt securities	212,936	(1,303)	(3)	16,357	301,283	—	—	(272,638)	1,405		(4,108)		253,932	2,094	(3)
Foreign government and official institution bonds	11,890	—		(925)	128	—	—	(11,093)	—		—		—	—
Corporate bonds	3,089	(164)		142	1,823	—	—	(67)	1,255		(4,108)		1,970	147
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	124,379	(1,174)		14,406	296,645	—	—	(251,318)	—		—		182,938	(823)
Other debt securities	73,563	35		2,734	2,687	—	—	(10,160)	150		—		69,009	2,770
Equity securities	55,883	712	(3)	345	18,963	—	(2,682)	(806)	3,411		(1,065)		74,761	161	(3)
Nonmarketable equity securities	55,883	712		345	18,963	—	(2,682)	(806)	3,411		(1,065)		74,761	161
Other	4,912	61	(7)	(21)	90,986	—	—	(5,612)	1,925		—		92,251	61	(7)
Assets held for sale	76,918	992	(9)	9,263	1,620	—	(77,390)	(11,403)	—		—		—	—
Investment securities	65,262	(3,619)		7,156	297	—	(56,292)	(12,804)	—		—		—	—
Other	11,656	4,611		2,107	1,323	—	(21,098)	1,401	—		—		—	—
Total	¥1,219,735	¥48,461		¥27,082	¥800,564	¥(334)	¥(101,481)	¥(338,125)	¥61,952		¥(33,495)		¥1,684,359	¥92,168
Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥—	¥73,595	¥—	¥(5,391)	¥—		¥—		¥68,204	¥—
Other	16,463	35,755	(4)	(3,879)	—	53,887	—	(36,792)	72,173	(6)	(192)		73,663	43,066	(4)
Total	¥16,463	¥35,755		¥(3,879)	¥—	¥127,482	¥—	¥(42,183)	¥72,173		¥(192)		¥141,867	¥43,066

	March 31, 2023	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2024	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2024
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,182,319	¥213,607	(2)	¥—	¥728,692	¥—	¥(16,552)	¥(66,257)	¥145		¥—		¥2,041,954	¥206,853	(2)
Debt securities
Foreign government and official institution bonds	1,168	123		—	7	—	(7)	(1,190)	—		—		101	—
Asset-backed securities	668,911	143,982		—	552,320	—	—	(12,458)	—		—		1,352,755	143,014
Other debt securities	334,124	61,722		—	141,000	—	—	—	—		—		536,846	61,722
Equity securities	178,116	7,780		—	35,365	—	(16,545)	(52,609)	145		—		152,252	2,117
Trading derivatives—net	81,096	1,979	(2)	1,383	423	(355)	—	(16,407)	49,297		(58,510)		58,906	1,549	(2)
Interest rate contracts—net	48,629	(9,448)		(1,240)	—	—	—	4,784	49,324	(5)	(52,563)	(5)	39,486	(8,541)
Foreign exchange contracts—net	11,345	2,429		922	—	—	—	(582)	98		(4,014)		10,198	3,309
Equity contracts—net	16,928	10,324		1,694	4	—	—	(20,415)	(125)		(152)		8,258	8,070
Commodity contracts—net	91	(128)		7	—	—	—	(15)	—		—		(45)	(128)
Credit derivatives—net	3,739	(1,119)		—	—	—	—	(179)	—		(1,781)		660	(1,087)
Other—net(8)	364	(79)		—	419	(355)	—	—	—		—		349	(74)
Investment securities:
Available-for-sale debt securities	253,932	1,403	(3)	20,914	208,844	—	—	(278,573)	26		(1,927)		204,619	12,786	(3)
Corporate bonds	1,970	(83)		150	2,978	—	—	(4)	26		(20)		5,017	69
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	182,938	1,597		14,325	205,611	—	—	(271,520)	—		—		132,951	6,360
Other debt securities	69,009	(111)		6,439	255	—	—	(7,049)	—		(1,907)		66,636	6,357
Equity securities	74,761	1,223	(3)	524	10,665	—	(2,200)	—	2,015		(851)		86,137	64	(3)
Nonmarketable equity securities	74,761	1,223		524	10,665	—	(2,200)	—	2,015		(851)		86,137	64
Other	92,251	(204)	(7)	186	49,009	—	—	(2,125)	—		—		139,117	(204)	(7)
Total	¥1,684,359	¥218,008		¥23,007	¥997,633	¥(355)	¥(18,752)	¥(363,362)	¥51,483		¥(61,288)		¥2,530,733	¥221,048
Liabilities
Obligation to return securities received as collateral	¥68,204	¥—		¥—	¥—	¥5,053	¥—	¥(1,858)	¥—		¥—		¥71,399	¥—
Other	73,663	(58,355)	(4)	(8,293)	—	61,123	—	(111,353)	(705)		(22,924)	(6)	66,452	(17,683)	(4)
Total	¥141,867	¥(58,355)		¥(8,293)	¥—	¥66,176	¥—	¥(113,211)	¥(705)		¥(22,924)		¥137,851	¥(17,683)

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account losses—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income—net.
(4)Included in Trading account losses—net and Other comprehensive income—net.
(5)Transfers into (out of) Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable input includes loss given default.
(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)Included in Other non-interest income.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Included in Investment securities gains (losses)—net, Trading account losses—net and Fees and commissions income.
Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities :
Residential mortgage-backed securities and Asset-backed securities	¥101,014	Discounted cash flow	Recovery rate	100.0%	100.0%
	591,515	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	2.0%～2.3%	2.0%
			Prepayment rate	13.1%	13.1%
			Probability of default	0.0%~99.0%	—	(3)
			Recovery rate	72.2%	72.2%
Other debt securities	385,046	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%

At March 31, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	48,209	Option model	Correlation between interest rates	30.0%~60.6%	44.4%
			Correlation between interest rate and foreign exchange rate	2.0%~60.0%	36.6%
			Volatility	70.3%~106.7%	80.1%
Foreign exchange contracts—net	11,345	Option model	Correlation between interest rates	30.0%~70.0%	50.6%
			Correlation between interest rate and foreign exchange rate	14.3%~60.0%	36.8%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	10.6%~23.0%	15.6%
Equity contracts—net	3,316	Option model	Correlation between foreign exchange rate and equity	(58.4)%~55.0%	15.0%
			Correlation between equities	5.6%~95.0%	54.1%
			Volatility	28.0%~37.0%	32.2%
	13,612	Discounted cash flow	Term of litigation	0.1 years~1.0 year	0.5 years

At March 31, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Asset-backed securities	¥1,248,241	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	1.4%~1.6%	1.4%
			Prepayment rate	17.7%	17.7%
			Probability of default	0.0%~93.0%	—	(3)
			Recovery rate	55.0%	55.0%
Other debt securities	587,272	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%

At March 31, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	41,687	Option model	Correlation between interest rates	30.0%~60.7%	44.6%
			Correlation between interest rate and foreign exchange rate	(2.0)%~60.0%	35.0%
			Volatility	61.2%~80.6%	75.6%
Foreign exchange contracts—net	9,800	Option model	Correlation between interest rates	30.0%~70.0%	48.2%
			Correlation between interest rate and foreign exchange rate	17.6%~60.0%	36.3%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	9.9%~21.3%	14.1%
Equity contracts—net	4,414	Option model	Correlation between foreign exchange rate and equity	0.0%~30.0%	20.0%
			Correlation between equities	5.0%~76.0%	57.5%
			Volatility	25.0%~37.0%	33.9%

Notes:
(1)The fair value as of March 31, 2023 and 2024 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Changes in and range of unobservable inputs.”
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Changes in and range of unobservable inputs
Probability of default—Probability of default is an estimate of the likelihood that the default event will occur and the MUFG Group will be unable to collect the contractual amounts. A significant increase (decrease) in the default rate would have resulted in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows. Probability of default used in internal model of Residential mortgage-backed securities and Asset-backed securities represents that of underlying assets, whereas probability of default used in other valuation techniques represents the counterparty default risks, determined through the MUFG Group’s credit rating system.
The wide range of probability of default used in the internal model of Residential mortgage-backed securities and Asset-backed securities is mainly caused by Asset-backed securities. Asset-backed securities have a large number of underlying loans, mainly corporate loans, in several industries. The MUFG Group primarily makes investments in the senior tranches of such securities, with no investments in the equity portion. Thus, the MUFG Group’s investments have higher priority of payments than mezzanine and equity and even if some of underlying loans become default, the MUFG Group may still be able to receive the full contractual payments.
Discount factor and Liquidity premium—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on the facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would have resulted in a significant decrease (increase) in a fair value.
Recovery rate and Prepayment rate—Recovery rate is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many debt securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could have resulted in a significant increase or decrease in fair value.
Volatility—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. A significant increase (decrease) in volatility would cause a significant increase (decrease) in the value of an option resulting in the significant increase (decrease) in fair value.
The level of volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike price are not observable. The volatility inputs used to estimate fair value of interest rate contracts are distributed throughout the range.
Correlation—Correlation is a measure of the relationship between the movements of two variables (i.e., how the change in one variable influences a change in the other variables). A variety of correlation-related assumptions are required for a wide range of instruments including foreign government and official institution bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. In addition, the wide range of correlation inputs are primarily due to the complex and unique nature of these instruments. There are many different types of correlation inputs, including cross-asset correlation (such as correlation between interest rate and equity), and same-asset correlation (such as correlation between interest rates). Correlation levels are highly dependent on market conditions and could have a relatively wide range of levels within or across asset classes.
For interest rate contracts and foreign exchange contracts, the diversity in the portfolio held by the MUFG Group is reflected in wide ranges of correlation, as the fair values of transactions with a variety of currencies and tenors are determined using several foreign exchange and interest rate curves. For equity derivative contracts, the wide range of correlation between interest rate and equity is primarily due to the large number of correlation pairs with different maturities of contracts. For credit derivative contracts, the wide range of correlation between underlying assets is primarily due to factors such as reference assets with different maturities, capital structure subordinations, and credit quality.
Term of litigation—Term of litigation is the estimated period until the resolution of a certain litigation matter that relates to an issuer’s restricted shares (“Covered Litigation”) that the MUFG Group purchased, which is referenced in certain swap transactions.
These swaps are valued using a discounted cash flow methodology and are dependent upon the final resolution of the Covered Litigation. The settlement timing of the Covered Litigation is not observable in the market, therefore the estimated term is classified as a level 3 input.
The restricted shares which the MUFG Group purchased will be convertible to listed shares of the issuer at the end of the Covered Litigation. The restricted shares will be diluted dependent upon the settlement amount of the Covered Litigation and the dilution of the restricted shares is accomplished through an adjustment to the conversion rate of the restricted shares. In order to hedge the reduction of the conversion rate, the MUFG Group entered into certain swaps with the seller which references the conversion rate. The value generated by these trades is subject to the ultimate term of the issuer’s litigation, subject to a minimum term referenced within the trade contracts.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting, write-downs of individual assets or the measurement alternative for nonmarketable equity securities. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2023 and 2024:

	2023				2024
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥13,366	¥13,271	¥26,637	¥—	¥9,460	¥45,175	¥54,635
Loans	1,917	3,388	611,055	616,360	2,271	5,201	626,372	633,844
Loans held for sale	—	—	439,361	439,361	—	—	472,711	472,711
Collateral dependent loans	1,917	3,388	171,694	176,999	2,271	5,201	153,661	161,133
Premises and equipment	—	—	11,835	11,835	—	—	6,950	6,950
Intangible assets	—	—	309	309	—	—	5,174	5,174
Goodwill	—	—	184,364	184,364	—	—	—	—
Other assets	178,592	—	29,003	207,595	—	32,481	18,173	50,654
Investments in equity method investees(1)	178,592	—	12,472	191,064	—	27,801	1,702	29,503
Other	—	—	16,531	16,531	—	4,680	16,471	21,151
Total	¥180,509	¥16,754	¥849,837	¥1,047,100	¥2,271	¥47,142	¥701,844	¥751,257

Notes:
(1)Excludes certain investments valued at net asset value of ¥33,595 million and ¥18,037 million at March 31, 2023 and 2024, respectively. The unfunded commitments related to these investments are ¥23,029 million and ¥24,208 million at March 31, 2023 and 2024, respectively. These investments are in private equity funds.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.
The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2023 and 2024:

	2023	2024
	(in millions)
Investment securities	¥3,580	¥12,628
Loans	73,282	67,955
Loans held for sale	32,146	55,064
Collateral dependent loans	41,136	12,891
Premises and equipment	5,293	2,925
Intangible assets	3,650	14,929
Goodwill	33,553	—
Other assets	74,470	40,867
Investments in equity method investees	58,061	19,978
Other	16,409	20,889
Assets held for sale	282,540	—
Loans held for sale	282,540	—
Total	¥476,368	¥139,304
Investment securities for the year ended March 31, 2023 and 2024 primarily include nonmarketable equity securities measured under the measurement alternative. See Note 3 for the details of the measurement alternative.
Loans held for sale are recorded at the lower of cost or fair value. The fair value of loans held for sale is based on secondary market prices, where available. Where no such price exists, the fair value is determined using prices observed in the market for a similar asset or assets, which may be adjusted, as appropriate, to reflect other market conditions or the perceived credit risk of the borrower. These loans are principally classified in Level 3 of the fair value hierarchy, except when quoted prices are available but not traded actively, which results in such loans held for sale being classified in Level 2 of the fair value hierarchy.
The significant unobservable inputs used for the fair value measurements of loans held for sale based on adjusted prices, which are categorized within Level 3 of the fair value hierarchy, consisted of prices ranging from ¥54.00 to ¥100.00 and from ¥4.21 to ¥100.00 as of March 31, 2023 and 2024, respectively, and the weighted average of prices were ¥91.21 and ¥83.38 as of March 31, 2023 and 2024, respectively. The significant unobservable inputs used for the fair value measurements of loans held for sale based on discounted cash flows, which are categorized within Level 3 of the fair value hierarchy, consisted of discount rates ranging from 2.65% to 13.44% and from 0.83% to 11.87% as of March 31, 2023 and 2024, respectively, and the weighted averages of the discount rates were 11.58% and 11.51% as of March 31, 2023 and 2024, respectively. Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments.
Collateral dependent loans are measured at fair value of the underlying collateral. Collateral is comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.

•Replacement cost approach. The replacement cost approach is primarily used for buildings and the land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by subsidiaries of MUFG.
•Sales comparison approach. The sales comparison approach is mainly used for land. The fair value of the collateral located in Japan is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.
•Income approach. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by subsidiaries of MUFG. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.
Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on prices obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.
Intangible assets consist of those assets which were written down to fair value. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.
Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as those for impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy.
Fair Value Option
The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by MUFG Bank and Mitsubishi UFJ Trust and Banking. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates by allowing the gains and losses on translation of these securities to be included in current earnings. The gains and losses on translation of debt securities without the fair value option, are included in OCI, while the gains and losses on translation of foreign currency-denominated financial liabilities are included in current earnings.
The MUFG Group also elected the fair value option for certain financial instruments held by Mitsubishi UFJ Securities Holdings’ foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Other assets. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the accompanying consolidated statements of operations.
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2022, 2023 and 2024 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2022			2023			2024
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(984,605)	¥1,752,995	¥768,390	¥(1,180,311)	¥1,369,071	¥188,760	¥(173,290)	¥2,176,389	¥2,003,099
Total	¥(984,605)	¥1,752,995	¥768,390	¥(1,180,311)	¥1,369,071	¥188,760	¥(173,290)	¥2,176,389	¥2,003,099
Financial liabilities:
Other short-term borrowings(1)	¥5,552	¥—	¥5,552	¥(3,626)	¥—	¥(3,626)	¥3,690	¥—	¥3,690
Long-term debt(1)	50,082	—	50,082	40,944	—	40,944	(20,426)	—	(20,426)
Total	¥55,634	¥—	¥55,634	¥37,318	¥—	¥37,318	¥(16,736)	¥—	¥(16,736)

Note:
(1)Changes in the value attributable to the instrument-specific credit risk related to those financial liabilities were not material.
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2023 and 2024 for long-term debt instruments for which the fair value option has been elected:

	2023			2024
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥501,982	¥431,338	¥(70,644)	¥246,153	¥234,909	¥(11,244)
Total	¥501,982	¥431,338	¥(70,644)	¥246,153	¥234,909	¥(11,244)
Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying consolidated statements of operations as either interest income or expense, depending on the nature of the related asset or liability.
Estimated Fair Value of Financial Instruments
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2023 and 2024:

	Carrying amount	Estimated fair value
At March 31, 2023		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥60,051	¥60,051	¥60,051	¥—	¥—
Interest-earning deposits in other banks	53,990	53,990	—	53,990	—
Call loans and funds sold	1,802	1,802	—	1,802	—
Receivables under resale agreements	14,059	14,059	—	14,059	—
Receivables under securities borrowing transactions	4,556	4,556	—	4,556	—
Investment securities	21,520	21,386	13,527	5,354	2,505
Loans, net of allowance for credit losses(1)	118,679	118,933	2	263	118,668
Other financial assets(2)	10,108	10,108	—	10,108	—
Financial liabilities:
Deposits
Non-interest-bearing	¥37,804	¥37,804	¥—	¥37,804	¥—
Interest-bearing	197,500	197,573	—	197,573	—
Total deposits	235,304	235,377	—	235,377	—
Call money and funds purchased	3,438	3,438	—	3,438	—
Payables under repurchase agreements	40,132	40,132	—	40,132	—
Payables under securities lending transactions	1,138	1,138	—	1,138	—
Due to trust account and other short-term borrowings	14,260	14,260	—	14,260	—
Long-term debt	38,704	37,928	—	37,928	—
Other financial liabilities	9,595	9,595	—	9,595	—

	Carrying amount	Estimated fair value
At March 31, 2024		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,392	¥4,392	¥4,392	¥—	¥—
Interest-earning deposits in other banks	105,632	105,632	—	105,632	—
Call loans and funds sold	1,738	1,738	—	1,738	—
Receivables under resale agreements	18,495	18,495	—	18,495	—
Receivables under securities borrowing transactions	5,001	5,001	—	5,001	—
Investment securities	24,844	24,558	14,522	7,457	2,579
Loans, net of allowance for credit losses(1)	126,572	126,746	2	295	126,449
Other financial assets(2)	11,787	11,787	—	11,787	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,787	¥38,787	¥—	¥38,787	¥—
Interest-bearing	207,659	207,808	—	207,808	—
Total deposits	246,446	246,595	—	246,595	—
Call money and funds purchased	5,094	5,094	—	5,094	—
Payables under repurchase agreements	35,711	35,711	—	35,711	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	15,743	15,743	—	15,743	—
Long-term debt	39,743	39,010	—	39,010	—
Other financial liabilities	9,473	9,473	—	9,473	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥3,482 billion and ¥4,113 billion at March 31, 2023 and 2024, respectively.
The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2023 and 2024 was not material.